UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23958

HARBOURVEST PRIVATE INVESTMENTS FUND

(Exact name of registrant as specified in charter)

c/o HarbourVest Partners, LLC

One Lincoln Street, Suite 1700

Boston, MA 02111

(Address of principal executive offices) (zip code)

Daniel Chisholm

- - - - - - - - - - - - - - - - - - - - -

c/o HarbourVest Partners, LLC

One Lincoln Street, Suite 1700

Boston, MA 02111

(Name and address of agent for service)

Copy to:

Ryan P. Brizek

Matthew C. Micklavzina

- - - - - - - - - - - - - - - - - - - - -

Simpson Thacher & Bartlett LLP

900 G Street, N.W.

Washington, DC 20001

Registrant’s telephone number, including area code: (617) 348-3707

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Report to Shareholders.

(a)	The semi-annual report to shareholders (the “Report”) of HarbourVest Private Investments Fund (the “Fund”) for the period ended September 30, 2025 is attached herewith.

HarbourVest Private Investments Fund

Consolidated Financial Statements

For the Six Months Ended September 30, 2025

(unaudited)

Semi-Annual Report

HarbourVest Private Investments Fund

Table of Contents

For the Six Months Ended September 30, 2025 (unaudited)

Consolidated Schedule of Investments	2 – 3

Consolidated Statement of Assets and Liabilities	4

Consolidated Statement of Operations	5

Consolidated Statements of Changes in Net Assets	6

Consolidated Statement of Cash Flows	7

Consolidated Financial Highlights	8 – 10

Notes to Consolidated Financial Statements	11 – 21

Other Information	22 – 24

HarbourVest Private Investments Fund

Consolidated Schedule of Investments

September 30, 2025 (unaudited)

Investments[1]	Sector	Units[2]	Acquisition Date	Cost	Fair Value
Direct Investments - 86.7%[3,4]
Asia - 1.7%
KKR Tigereye Co-Invest L.P.*	Industrials	-	4/1/2025	$7,638,000	$9,210,956

Total Asia				7,638,000	9,210,956

Europe - 22.6%
Berkshire Spectre Co-Investor, L.P.*5	Health Care	-	4/1/2025	10,396,590	10,415,509
Blackstone Aurelia Co-Invest (CYM) L.P.[6]	Communication Services	-	4/1/2025	6,280,302	9,398,045
Cuppa Co-Investment L.P.*5,7	Consumer Staples	-	4/1/2025	6,968,976	6,791,328
EQT TI Co Investment (B) SCSp[6,7,8]	Utilities	-	8/25/2025	5,522,932	5,507,842
FTV FA, L.P.[6,8]	Information Technology	-	7/28/2025	11,769,866	11,766,667
Hg Vibranium Co-Invest LP*	Information Technology	-	4/1/2025	11,048,569	13,818,019
Keensight Isto Co-Investment SLP[6,7,8]	Health Care	-	9/12/2025	10,135,676	10,063,292
KKR Azur Co-Invest L.P.*7	Health Care	-	4/1/2025	9,260,250	10,150,750
KKR Horizon Co-Invest L.P.*6,7	Information Technology	-	4/1/2025	9,357,567	10,814,129
KKR Sansibar Co-Invest L.P.[7]	Industrials	-	4/1/2025	15,337,155	18,817,421
Planet Co-Investor Holdings L.P.*	Industrials	-	4/1/2025	9,938,000	8,520,563
SKCP V Sirona Co-Invest, L.P.*	Health Care	-	4/1/2025	6,023,000	4,506,724

Total Europe				112,038,883	120,570,289

North America - 62.4%
AMP-23 Drums Limited Partnership[8]	Materials	-	9/5/2025	6,608,387	6,470,000
Carlyle Excelsior Coinvestment, L.P.*	Industrials	-	4/1/2025	7,152,675	7,818,220
CIMI Holdings L.P.*	Health Care	-	4/1/2025	23,677,000	25,891,957
CIPS Holdings II L.P.*	Information Technology	-	4/1/2025	11,673,000	11,162,889
Compass Syndication L.P.*	Information Technology	-	4/1/2025	3,104,000	3,673,584
Dodge Construction Network Holdings, L.P.[5]	Information Technology	4,548,024	4/1/2025	2,766,999	2,608,805
FG Moraga Holdings, LP8	Information Technology	-	8/14/2025	5,040,411	5,014,889
FH Sunrise Co-Investment I, LP*	Health Care	-	4/1/2025	6,585,000	6,721,174
GC X Alpha Co-Invest, L.P.*6	Financials	-	4/1/2025	3,264,638	3,803,770
GC XI Alpha Co-Invest, L.P.*6	Financials	-	4/1/2025	3,474,223	3,563,194
Gloves Holdings, LP*5	Industrials	66,835	4/1/2025	11,237,000	11,186,000
Home Service Holdings, LP*5	Consumer Discretionary	33,305	4/1/2025	5,532,000	6,538,661
HP TLE Co Invest, LP8	Consumer Discretionary	-	7/1/2025	12,775,522	12,747,118
Jupiter Coinvestor L.P.*6	Consumer Discretionary	-	4/1/2025	13,342,398	16,860,150
Jupiter Coinvestor II L.P.*6	Consumer Discretionary	-	4/1/2025	1,601,000	2,023,724
Kelso X PIE Co-Investment, L.P.*6	Industrials	-	4/1/2025	8,401,000	8,418,872
Kelso X RSC Co-Investment, L.P.[6]	Financials	-	4/1/2025	17,790,706	3,656,939
Knockout Co-Invest, L.P.*6	Information Technology	-	4/1/2025	17,245,000	17,276,401
Magnesium Co-Invest SCSp*5	Information Technology	-	4/1/2025	17,569,000	19,125,819
Minerva Partners, L.P.*5,6	Health Care	-	4/1/2025	15,760,000	17,751,444
Omnia Coinvest LP*6	Industrials	-	4/1/2025	7,744,000	7,665,167
Pyke Co-Investment Partners, L.P.*5,6	Industrials	-	4/1/2025	13,681,389	17,320,366
Silver Lake Strategic Investors VI, L.P.*	Information Technology	-	4/1/2025	9,006,401	9,082,007
STG AV, L.P.*	Information Technology	-	4/1/2025	5,115,777	6,249,374
Sunshine Co-Investment Partners, L.P.*5,6	Information Technology	-	4/1/2025	14,559,000	18,491,985
TA NIPA Parent, LP*5	Industrials	2,074,441	4/1/2025	5,493,001	5,626,966
Titan Coinvestor L.P.*6	Consumer Discretionary	-	4/1/2025	4,081,709	4,855,745

The accompanying notes are an integral part of these consolidated financial statements.

HarbourVest Private Investments Fund

Consolidated Schedule of Investments (Continued)

September 30, 2025 (unaudited)

Investments[1]	Sector	Units[2]	Acquisition Date	Cost	Fair Value
Direct Investments (continued)
TPG IX Newark CI, L.P.*6	Information Technology	-	4/1/2025	$5,641,000	$5,830,258
VCF Compass Co-Investor Holdings L.P.*	Health Care	-	4/1/2025	7,059,589	8,161,752
VCF Compass Co-Investor Holdings II, L.P.*	Health Care	-	4/1/2025	857,411	979,360
Veritas Star Co-Investor Holdings L.P.*	Health Care	-	4/1/2025	4,416,000	4,812,586
Well Coinvest LP*6	Information Technology	-	4/1/2025	7,693,000	8,836,574
WP Digital Co-Invest, L.P.*	Information Technology	-	4/1/2025	10,898,000	11,960,155
WP Intrepid Co-Invest Holdings I, L.P.	Information Technology	-	4/1/2025	20,765,933	23,375,070
Zephyr Partners I, L.P.*	Information Technology	-	4/1/2025	7,131,000	6,855,888

Total North America				318,743,169	332,416,863

Total Direct Investments (Cost $438,420,052)				$438,420,052	$462,198,108

Investments[1]		Units[2]			Fair Value
Short-Term Investments - 13.3%
State Street Institutional U.S. Government Money
Market Fund - Premier Class, 4.1%[8,9]		71,183,678			$71,183,678

Total Short-Term Investments (Cost $71,183,678)					$71,183,678

Total Investments - 100.0% (Cost $509,603,730)					$533,381,786

Other assets in excess of liabilities - 0.0%					261,821

Net Assets - 100.0%					$533,643,607

*	Investment is non-income producing.
1	Investments are held through a consolidated subsidiary, HarbourVest HPIF Holdings LLC, unless otherwise noted.
2	Investments do not issue shares or units, except where noted.
3	Investments do not allow redemptions or withdrawals except at discretion of their general partner, manager or adviser.
4

Restricted Security. Investments generally issued in private placement transactions and as such are generally restricted as to resale. There are no circumstances that could cause a lapse in the restriction to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under acquisition date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of September 30, 2025 (unaudited) was $462,198,108, or 86.7% of net assets.

5	The fair value of the investment was determined using significant unobservable inputs. See (Note 3).
6	Investment has been committed to but has not been fully funded.
7	Foreign security denominated in U.S. Dollars.
8	All or a portion of the investment is held through a consolidated subsidiary, Harbourvest HPIF Investment LLC.
9	The rate reported is the 7-day effective yield at the period end.

Summary of Investments by Strategy (as a percentage of total investments)

Direct Investments	86.7%

Short-Term Investments	13.3%

Total Investments	100.0%

The accompanying notes are an integral part of these consolidated financial statements.

HarbourVest Private Investments Fund

Consolidated Statement of Assets and Liabilities

September 30, 2025 (unaudited)

Assets
Unaffiliated Investments, at fair value (cost $509,603,730)	$533,381,786
Deferred debt issuance costs	862,911
Expense reimbursement receivable from the Adviser	852,055
Deferred offering costs	594,939
Dividend and interest receivable	249,503
Prepaid expenses and other assets	144,247

Total Assets	$536,085,441

Liabilities
Due to affiliates	$604,731
Professional fees payable	482,249
Legal fees payable	293,118
Accounting and administration fees payable	234,254
Transfer agent fees payable	227,138
Incentive fees payable	188,397
Trustees’ fees payable	46,259
Deferred tax liability	44,550
Custodian fees payable	10,951
Other accrued expenses	310,187

Total Liabilities	$2,441,834

Commitments and contingencies (see Note 8)
Net Assets	$533,643,607

Composition of Net Assets:
Paid-in capital	$368,525,750
Total distributable earnings	165,117,857

Net Assets	$533,643,607

Class I:
Net Assets	$533,622,321
Outstanding Shares (unlimited number of shares authorized)	50,138,268

Net Asset Value Per Share	$10.64

Class A:
Net Assets	$10,643
Outstanding Shares (unlimited number of shares authorized)	1,000

Net Asset Value Per Share	$10.64

Class D:
Net Assets	$10,643
Outstanding Shares (unlimited number of shares authorized)	1,000

Net Asset Value Per Share	$10.64

The accompanying notes are an integral part of these consolidated financial statements.

HarbourVest Private Investments Fund

Consolidated Statement of Operations

For the Six Months Ended September 30, 2025 (unaudited)

Investment Income
Dividend income	$2,430,203
Interest income	2,388

Total Investment Income	$2,432,591

Expenses
Incentive fees	$4,180,309
Organizational costs	3,301,409
Management fees	3,080,800
Legal fees	1,428,064
Professional fees	552,231
Offering costs	509,860
Revolving credit facility fees	340,631
Accounting and administration fees	234,254
Transfer agent fees	227,138
Trustees’ fees	97,500
Custodian fees	10,951
Other expenses	689,510

Total Expenses	$14,652,657
Less: Management fees waiver	(3,080,800)
Less: Expense reimbursement (see Note 4)	(5,184,809)

Net Expenses	$6,387,048

Net Investment Income (Loss)	$(3,954,457)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	$10,585,190
Net change in unrealized appreciation (depreciation) on unaffiliated investments	23,778,056
Net change in deferred income tax liability	(9,550)

Net Realized and Unrealized Gain (Loss)	$34,353,696

Net Increase (Decrease) in Net Assets from Operations	$30,399,239

The accompanying notes are an integral part of these consolidated financial statements.

HarbourVest Private Investments Fund

Consolidated Statement of Changes in Net Assets

For the Six Months Ended September 30, 2025 (unaudited)
Change in Net Assets Resulting from Operations:
Net investment income (loss)	$(3,954,457)
Net realized gain (loss) on unaffiliated investments	10,585,190
Net change in unrealized appreciation (depreciation) on unaffiliated investments	23,778,056
Net change in deferred income tax expense	(9,550)

Net Increase (Decrease) in Net Assets Resulting from Operations	30,399,239

Change in Net Assets Resulting from Capital Share Transactions:
Class I
Proceeds from shares issued	503,144,368

Total Class I Transactions	503,144,368

Change in Net Assets Resulting from Capital Share Transactions	503,144,368

Total Increase (Decrease) in Net Assets	533,543,607

Net Assets
Beginning of period	100,000

End of period	$533,643,607

The accompanying notes are an integral part of these consolidated financial statements.

HarbourVest Private Investments Fund

Consolidated Statement of Cash Flows

For the Six Months Ended September 30, 2025 (unaudited)

Cash Flows from Operating Activities
Net increase (decrease) in net assets from operations	$30,399,239
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of unaffiliated investments	(52,167,352)
Distributions received from unaffiliated investments	10,340,839
Net change in unrealized (appreciation) depreciation on unaffiliated investments	(23,778,056)
Net change in deferred income tax liability	9,550
(Increase)/Decrease in Assets
Expense reimbursement receivable from the Adviser	(852,055)
Deferred offering costs	(594,939)
Dividend and interest receivable	(172,620)
Prepaid expenses and other assets	(144,247)
Increase/(Decrease) in Liabilities
Due to affiliates	604,731
Professional fees payable	482,249
Legal fees payable	293,118
Accounting and administration fees payable	219,254
Transfer agent fees payable	227,138
Incentive fees payable	188,397
Trustees’ fees payable	46,259
Custodian fees payable	10,951
Other accrued expenses	310,187

Net Cash Used in Operating Activities	(34,577,357)

Cash Flows from Financing Activities
Proceeds from issuance of shares, net of receivable for fund shares sold	106,523,946
Debt issuance costs	(998,682)
Amortization of debt issuance costs	135,771

Net Cash Provided by Financing Activities	105,661,035

Net increase (decrease) in cash and cash equivalents	71,083,678
Cash and cash equivalents at beginning of period	100,000

Cash and cash equivalents at end of period	$71,183,678

Supplemental Disclosure of Cash-Flow Information:
Cash paid during the period for interest expense and commitment fees	$204,860

Supplemental Non-Cash Information:
In-kind subscriptions, investments (at fair value) (see Note 1)	$396,620,422

The accompanying notes are an integral part of these consolidated financial statements.

HarbourVest Private Investments Fund

Consolidated Financial Highlights (unaudited)

Class I

Per share operating performance for a capital share outstanding throughout period

For the Six Months Ended September 30, 2025 (unaudited)*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)¹	(0.08)
Net realized and unrealized gain (loss)¹	0.72

Total from investment operations	0.64

Net Asset Value per share, end of period²	$10.64

Total return[2,3,4]	6.40%

Net Assets, end of period (in thousands)	$533,622

Ratios to average net assets
Net investment income (loss)[5]	(0.62)%

Gross expenses[6]	4.25%
Adviser expense recoupment (reimbursement)[6]	(2.66)%

Net expenses[6]	1.59%

Portfolio turnover rate[7]	4.71%

*	The Class commenced operations on April 1, 2025.
1	Per share data has been calculated using the average shares method.
2

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

3

Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund’s dividend reinvestment plan. Total return for periods less than 1 year have not been annualized.

4	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months.
6

Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and offering costs which are a one-time expense, and incentive fees which are not annualized.

7

Excluding short-term investments, the portfolio turnover rate represents lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Result is not annualized.

The accompanying notes are an integral part of these consolidated financial statements.

HarbourVest Private Investments Fund

Consolidated Financial Highlights (unaudited) (Continued)

Class A

Per share operating performance for a capital share outstanding throughout period

For the Six Months Ended September 30, 2025 (unaudited)*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)¹	(0.08)
Net realized and unrealized gain (loss)¹	0.72

Total from investment operations	0.64

Net Asset Value per share, end of period²	$10.64

Total return[2,3,4]	6.40%

Net Assets, end of period (in thousands)	$11

Ratios to average net assets
Net investment income (loss)[5]	(0.63)%

Gross expenses[6]	4.30%
Adviser expense recoupment (reimbursement)[6]	(2.71)%

Net expenses[6]	1.59%

Portfolio turnover rate[7]	4.71%

*	The Class commenced operations on April 1, 2025.
1	Per share data has been calculated using the average shares method.
2

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

3

Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund’s dividend reinvestment plan. Total return for periods less than 1 year have not been annualized. Total return shown excludes the effect of applicable sales charges.

4	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months.
6

Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and offering costs which are a one-time expense, and incentive fees which are not annualized.

7

Excluding short-term investments, the portfolio turnover rate represents lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Result is not annualized.

The accompanying notes are an integral part of these consolidated financial statements.

HarbourVest Private Investments Fund

Consolidated Financial Highlights (unaudited) (Continued)

Class D

Per share operating performance for a capital share outstanding throughout period

For the Six Months Ended September 30, 2025 (unaudited)*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)¹	(0.08)
Net realized and unrealized gain (loss)¹	0.72

Total from investment operations	0.64

Net Asset Value per share, end of period²	$10.64

Total return[2,3,4]	6.40%

Net Assets, end of period (in thousands)	$11

Ratios to average net assets
Net investment income (loss)[5]	(0.63)%

Gross expenses[6]	4.30%
Adviser expense recoupment (reimbursement)[6]	(2.71)%

Net expenses[6]	1.59%

Portfolio turnover rate[7]	4.71%

*	The Class commenced operations on April 1, 2025.
1	Per share data has been calculated using the average shares method.
2

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

3

Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund’s dividend reinvestment plan. Total return for periods less than 1 year have not been annualized.

4	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months.
6

Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and offering costs which are a one-time expense, and incentive fees which are not annualized.

7

Excluding short-term investments, the portfolio turnover rate represents lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Result is not annualized.

The accompanying notes are an integral part of these consolidated financial statements.

HarbourVest Private Investments Fund

Notes to Consolidated Financial Statements

September 30, 2025 (unaudited)

1.	Organization

HarbourVest Private Investments Fund (collectively with its subsidiaries, the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company which commenced operations on April 1, 2025 (“Commencement of Operations”). Simultaneous with the Commencement of Operations, HarbourVest Blue Spruce Fund, L.P. (the “Predecessor Fund”) reorganized and transferred substantially all its assets and liabilities at a net asset value of $451,194,368 into the Fund in exchange for 45,119,437 Class I shares of the Fund.

The Board of Trustees (the “Board”) is responsible for the overall management of the Fund, including supervision of the duties performed by the Adviser. HarbourVest Registered Advisers L.P. (the “Adviser”), a subsidiary of HarbourVest Partners L.P. (“HarbourVest”), serves as the Fund’s investment adviser and is responsible for making investment decisions for the Fund’s portfolio.

The Fund offers Class A Shares, Class D Shares and Class I Shares (together, “Shares”) to eligible investors (“Shareholders”). The Shares are generally offered for purchase as of the first business day of each month, with a purchase price based on the net asset value (“NAV”) per Share as of the last business day of the immediately preceding month. No person who is admitted as a shareholder of the Fund will have the right to require the Fund to redeem its Shares.

The Fund’s investment objective is to seek to generate long-term capital growth. In pursuing its investment objective, the Fund primarily invests directly or indirectly in a broad portfolio of private investments across geographies, sectors, and stages. The Fund gains access to private investments primarily through exposure to direct co-investments and continuation solutions (“Direct Investments”), complemented to a lesser extent by primary partnership investments (“Primary Partnership Investments”) and secondary transactions (“Secondary Investments”).

2.	Summary of Significant Accounting Policies

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the consolidated financial statements.

Consolidation of Subsidiaries

The consolidated financial statements of the Fund include HarbourVest Private Investments Fund and its wholly-owned subsidiaries (each, a “Subsidiary” and collectively, the “Subsidiaries”) including: HarbourVest HPIF Parent LLC, HarbourVest HPIF Intermediate LLC, HarbourVest HPIF Investment LLC, HarbourVest HPIF Delaware Blocker A LLC and HarbourVest HPIF Holdings LLC, each formed as a Delaware limited liability company. Intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates.

Valuation of Investments

The Fund’s investments are valued monthly at fair value consistent with the principles of Certification Topic ASC 820 of the FASB (“ASC 820”). The Board has approved procedures pursuant to which the Fund will value its investments. The Board has designated the Adviser to perform these fair value determinations relating to the value of such investments, in accordance with such procedures and Rule 2a- 5 under the 1940 Act. The Board oversees the Adviser’s implementation of the Valuation Policy and may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in their discussions and deliberations.

HarbourVest Private Investments Fund

Notes to Consolidated Financial Statements (Continued)

September 30, 2025 (unaudited)

2.	Summary of Significant Accounting Policies (continued)

Where available, the Fund uses NAV reported by the sponsors and managers of the Fund’s investments. In reviewing the underlying financial statements and NAV’s, the Adviser considers compliance with authoritative guidance on fair value measurements, the currency in which the investment is denominated, and other information deemed appropriate. If the Adviser shall in good faith determine that a manager is not reporting fair value consistent with U.S. GAAP, the Adviser shall use best efforts to undertake its own valuation analysis using fair value to determine the appropriate fair value. The amounts shown in the accompanying financial statements include adjustments in accordance with U.S. GAAP and as such, the NAVs for financial reporting purposes and the returns based upon those NAVs may differ from the NAVs and returns used for shareholder transactions.

The Adviser’s valuation analysis uses one or more valuation techniques (e.g. the market approach or the income approach) for which sufficient and reliable data is available. The use of the market approach generally consists of using either the guideline company method or similar transaction method, while the income approach generally consists of the net present value of estimated future cash flows, discounted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Adviser in estimating the value primarily include specific company metrics (i.e. multiples of revenue, EBITDA, EBIT) for similar companies based on size, growth, comparability, etc. The inputs also include the original transaction price, recent transactions for similar investments, completed or pending third-party transactions, subsequent rounds of financing, recapitalizations or other transactions, or changes in financial ratios or cash flows. As it relates to operating companies, the Adviser considers the financial condition and operating results of each issuer, the nature of each investment, the prices at which securities purchased in subsequent financing, if any, were issued and such other factors as the Adviser deems appropriate.

Inputs are used in applying the valuation techniques and broadly refer to the assumptions that the Adviser uses to make valuation decisions, including assumptions about risk. In valuing private investments, the Adviser shall apply the value that is most likely to be an exit price in an orderly arm’s length transaction between market participants as of the valuation date, using one of the acceptable valuation methods in accordance with generally accepted accounting principles. The valuation analysis shall consider applicable value drivers, facts and circumstances, and the Adviser’s subjective judgment. If appropriate, the Adviser may use discounts or premiums to adjust for lack of marketability, lack of control and/or illiquidity.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates on the valuation date. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the date of the relevant transaction. The Fund does not isolate the effects of changes in exchange rates on the fair value of investments. Such fluctuations in exchange rates are included within the net realized and unrealized gain (loss) from investments.

Investment Income

Distributions received from Direct Investments, Primary Partnership Investments and Secondary Investments occur at irregular intervals and the exact timing of the distributions cannot be determined. The classification of distributions received in cash or in-kind, including return of capital, realized gains, interest income and dividend income, is based on information received from the investment manager or general partner of the Secondary Investments, Primary Partnership Investments or Direct Investments. Excluding short-term investments, dividend income and interest income are recorded on a trade date and accrual basis. For short-term investments, dividend income from money market investments is accrued on a daily basis.

Fund Expenses

The Fund bears all expenses incurred in the course of its operations on an accrual basis, including, but not limited to, the following: all fees and expenses of the private investments in which the Fund invests (“Acquired Fund Fees and Expenses”), management fees, incentive fees and expenses associated with a credit facility, legal fees, professional fees, accounting and administration fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses.

HarbourVest Private Investments Fund

Notes to Consolidated Financial Statements (Continued)

September 30, 2025 (unaudited)

2.	Summary of Significant Accounting Policies (continued)

Organizational and Offering Costs

Organizational and offering costs are costs incidental to the organization, issuing and marketing of Shares and are non-recurring in nature. These costs will be reimbursed by the Adviser, subject to recoupment in accordance with the Fund’s expense limitation agreement as further discussed in Note 4. The Fund’s total organizational costs of $3,301,409 have been paid by the Adviser. The Fund expenses organizational costs as incurred.

The Fund’s offering costs of $1,104,799 have been paid by the Adviser, subject to reimbursement by the Fund. The Fund amortizes such costs over the first 12-months of the Fund’s operations which began on April 1, 2025, the commencement of operations date, using the straight-line method. As of September 30, 2025, $594,939 of offering costs remain as an unamortized deferred asset while $509,860 have been expensed.

Federal Income Taxes

For U.S. federal income tax purposes, the Fund intends to elect to be treated, and intends to qualify annually, as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable net investment income and net realized capital gains to Shareholders each year and by meeting certain diversification and income requirements with respect to investments. If the Fund were to fail to meet the requirements to qualify as a RIC, and if the Fund were unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions of earnings and profits would be taxable to Shareholders as ordinary income.

In accounting for income taxes, the Fund follows the guidance in ASC 740, Accounting for Uncertainty in Income Taxes (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management has concluded there were no uncertain tax positions as of September 30, 2025 for federal income tax purposes or in the Fund’s state and local tax jurisdictions. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as tax expense in the Consolidated Statement of Operations.

Additionally, the Fund is subject to a 4% federal excise tax on any undistributed income, including net capital gains, if it does not distribute at least 98% of its taxable income and 98.2% capital gains each year. Any excise tax liability, if incurred, will be reflected in the consolidated financial statements.

The Fund utilizes a tax-year end of September 30. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable.

Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes under U.S. GAAP. Differences may be permanent or temporary. Permanent differences, including book/tax differences relating to Shareholder distributions, are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences are expected to reverse in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations due to temporary book/tax differences. These amounts will be finalized before filing the Fund’s federal tax return.

HarbourVest HPIF Delaware Blocker A LLC, a wholly-owned subsidiary of the Fund, is a domestic limited liability company that has elected to be treated as a C-corporation for federal and state income tax purposes and is required to account for its estimate of income taxes through the establishment of a deferred tax asset or liability. The Fund recognizes deferred income taxes for temporary differences in the basis of assets and liabilities for financial and income tax purposes. Deferred tax assets are recognized for deductible temporary differences, tax credit carryforwards or net operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. To the extent HarbourVest HPIF Delaware Blocker A LLC has a deferred tax asset, consideration is given to whether a valuation allowance is required.

HarbourVest Private Investments Fund

Notes to Consolidated Financial Statements (Continued)

September 30, 2025 (unaudited)

2.	Summary of Significant Accounting Policies (continued)

HarbourVest HPIF Parent LLC, HarbourVest HPIF Intermediate LLC and HarbourVest HPIF Investment LLC, are wholly-owned subsidiaries of the Fund, disregarded for U.S. federal and state income taxes.

Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short-term investments which are readily convertible into cash. State Street Bank and Trust Company serves as the Fund’s custodian. Cash and cash equivalents are subject to credit risk to the extent those balances exceed the Federal Deposit Insurance Corporation (“FDIC”) limitations.

There is no cash on the Consolidated Statement of Assets and Liabilities as of September 30, 2025. Short-term investments presented on the Schedule of Investments include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2025, the Fund held short-term investments of $71,183,678.

Segment Reporting

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. HarbourVest Registered Advisers L.P. acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its governing documents. The financial information in the form of the Fund’s investments as well as the information contained with the Fund’s Consolidated Financial Highlights which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s consolidated financial statements. The Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations are reflective of the Fund’s segment assets and expenses, respectively.

3.	Fair Value Measurements

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability and establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follow:

Level 1: Unadjusted quoted prices in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level 1 include listed equities, registered money market funds and short-term investment vehicles.

Level 2: Pricing inputs other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level 2 include corporate bonds and loans and less liquid and restricted equity securities.

Level 3: Pricing inputs that are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level 3 are equity and/or debt securities issued by private entities.

HarbourVest Private Investments Fund

Notes to Consolidated Financial Statements (Continued)

September 30, 2025 (unaudited)

3.	Fair Value Measurements (continued)

In accordance with ASC 820, an asset that does not have a readily determinable fair value may be measured utilizing the reported NAV per share, or its equivalent, as a practical expedient for its fair value. If the reported NAV is not as of the same date as the valuation date, the Fund is permitted under ASC 820 to estimate the NAV by adjusting the most recently reported NAV. Investments measured using NAV as a practical expedient are excluded from the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Due to the uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund’s investments classified by fair value hierarchy as of September 30, 2025:

	Level 1	Level 2	Level 3	Investments Valued at NAV or Adjusted NAV	Total
Direct Investments	$-	$-	$115,856,883	$346,341,225	$462,198,108
Short-Term Investments	71,183,678	-	-	-	71,183,678

Total Investments	$71,183,678	$-	$115,856,883	$346,341,225	$533,381,786

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Direct Investments

Balance as of April 1, 2025	$-

Transfers into Level 3	-

Purchases	103,963,955

Distributions from Investments	-

Net Change in Unrealized Appreciation (Depreciation)	11,892,928

Transfers out of Level 3	-

Balance as of September 30, 2025	$115,856,883

Net Change in Unrealized Appreciation (Depreciation) on Investments Held at the End of the Reporting Period	$11,892,928

Changes in inputs or methodologies used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be indicative of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2025:

Investment Type	Fair Value as of September 30, 2025	Valuation Methodologies	Unobservable Input(s)	Range High	Range Low	Weighted Average(1)	Impact to Valuation from Increase in Input(2)
Direct Investments	$96,731,064	Public Market Comparables	Multiple of EBITDA	22.75x	10.00x	15.62x	Increase

Direct Investments	$19,125,819	Public Market Comparables	Multiple of revenue	8.50x	8.50x	8.50x	Increase

(1)	Weighted average is calculated by weighing the significant unobservable input by the relative fair value of each investment in the category.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.

HarbourVest Private Investments Fund

Notes to Consolidated Financial Statements (Continued)

September 30, 2025 (unaudited)

4.	Investment Adviser and Transactions with Affiliates

Advisory Fee

In consideration of the advisory services provided by the Adviser, the Fund pays the Adviser a quarterly management fee (the “Management Fee”) at an annual rate of 1.25% based on the Fund’s NAV calculated and accrued monthly as of the last day of each month. For purposes of determining the Management Fee payable to the Adviser, the Fund’s NAV will be calculated prior to the reduction for any fees and expenses of the Fund for that month, including, without limitation, the Management Fee and Incentive Fee, and/or any distributions by the Fund. The Management Fee will be payable in arrears within 5 business days after the completion of the NAV computation for the quarter. On February 4, 2025, the Board of the Fund approved a form of management fee waiver in which the Adviser will contractually agree to waive its Management Fee through March 31, 2026. For the six months ended September 30, 2025, the Adviser earned $3,080,800 in management fees all of which were waived as included in the Consolidated Statement of Operations.

Incentive Fee

At the end of each calendar quarter of the Fund, the Adviser will be entitled to receive an Incentive Fee equal to 12.5% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account (as defined below). For the purposes of the Incentive Fee (as defined below) and Loss Recovery Account, the term “net profits” shall mean the amount by which (i) the sum of (A) the NAV of the Fund as of the end of such quarter, (B) the aggregate NAV of all Shares repurchased by the Fund during such quarter and (C) the amount of dividends and other distributions accrued and/or paid in respect of the Fund during such quarter exceeds (ii) the sum of (X) the NAV of the Fund as of the beginning of such quarter and (Y) the aggregate NAV of Shares issued by the Fund during such quarter.

The Fund will maintain a Loss Recovery Account, which will have an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. For purposes of the Loss Recovery Account, the term “net losses” shall mean the amount by which (i) the sum of (X) the NAV of the Fund as of the beginning of such quarter and (Y) the aggregate NAV of Shares issued by the Fund during such quarter exceeds (ii) the sum of (A) the NAV of the Fund as of the end of such quarter, (B) the aggregate NAV of all Shares repurchased by the Fund during such quarter and (C) the amount of dividends and other distributions accrued and/or paid in respect of the Fund during such quarter.

Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares. For the six months ended

September 30, 2025, the Adviser earned $4,180,309 in Incentive fees as included in the Consolidated Statement of Operations.

Expense Limitation Agreement (“ELA”)

The Adviser has entered into an Expense Limitation Agreement with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to reimburse expenses of the Fund ( a “Waiver”), if required to ensure certain annual operating expenses (excluding the Management Fee, Incentive Fee, any distribution and servicing Fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, borrowing costs, merger or reorganization expenses, Shareholder meetings expenses, litigation expenses, expenses associated with the acquisition and disposition of investments (including interest and structuring costs for borrowings and line(s) of credit) and extraordinary expenses, if any; collectively, the “Excluded Expenses”) do not exceed 0.75% per annum (the “Expense Cap”) of the Fund’s monthly net assets of each class of Shares.

For a period not to exceed three years from the date on which a Waiver is made or reimbursed, the Adviser may recoup amounts waived provided the repayments do not cause the Fund’s annual operating expenses for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower.

The ELA has an initial term ending one year from the date the Fund commenced operations, April 1, 2025, and the Adviser may extend the term for a period of one year on an annual basis. The Adviser may not terminate the ELA during its initial one-year term.

HarbourVest Private Investments Fund

Notes to Consolidated Financial Statements (Continued)

September 30, 2025 (unaudited)

4.	Investment Adviser and Transactions with Affiliates (continued)

For the six months ended September 30, 2025, the Adviser has reimbursed expenses amounting to $5,184,809 as included in the

Consolidated Statement of Operations.

Expiration Period
April 1, 2028 - March 31, 2029	$5,184,809

Total	$5,184,809

5.	Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company (the “Administrator”) serves as the Fund’s administrator to provide it with certain administrative, accounting and other services. The Fund compensates the Administrator for these services and reimburses the Administrator for certain out-of-pocket expenses.

State Street Bank and Trust Company (the “Custodian”) serves as the custodian to the Fund. Under a Custody Agreement with the

Fund, the Custodian is responsible for the holding and safekeeping of the Fund’s assets.

State Street Bank Transfer Agency (the “Transfer Agent”) serves as the transfer agent to the Fund. Under the Services Agreement with the Fund, the Transfer Agent is responsible for maintaining all shareholder records of the Fund.

The Administration, Transfer Agent and Custodian fees are paid to the respective service providers out of assets of the Fund and therefore decreases the net income or increases the net loss of the Fund.

6.	Distribution and Shareholder Servicing Plan

Paralel Distributors LLC serves as the Fund’s distributor (“Distributor”) pursuant to a distribution agreement. The Distributor distributes the Shares of the Fund, in compliance with Rule 12b-1 under the Investment Company Act. Under the distribution agreement, the Fund will pay as compensation up to 0.75% and 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Class A and Class D Shares, respectively. Class I Shares are not subject to the Distribution and Servicing Plan. For the six months ended September 30, 2025, the Fund did not incur distribution and shareholder servicing fees. However, it is expected that the fund will incur 12b-1 fees during the year.

7.	Revolving Credit Facility

As of June 4, 2025 the Fund has a revolving line of credit (the “Facility”) with JPMorgan Chase Bank, N.A. All assets of the Fund’s subsidiaries are pledged as collateral for the Facility and the Facility has the following terms: (a) Upfront Fees of $500,000 in effect on the Closing Date, (b) a Commitment Fee in an amount equal to one hundred twenty-five (125) basis points (1.25%) of the aggregate undrawn Commitment then in effect, (c) a commitment amount of $50,000,000, (d) interest rate of applicable Adjusted term SOFR rate plus 3.25% per annum, and (e) termination date of June 4, 2028. As of September 30, 2025 the Facility did not have an outstanding balance.

8.	Commitments and Contingencies

The Fund had the following unfunded commitments as of September 30, 2025. The Fund maintains sufficient cash on hand, available borrowings and Liquid Assets to fund any unfunded commitments should the need arise.

Investment Type	Investment Strategy	Fair Value	Unfunded Commitments
Direct Investments	Investments in the equity or debt of operating companies	$462,198,108	$117,300,350

In the normal course of business, the Fund enters into contracts that contain a variety of indemnification arrangements. The Fund’s exposure under these arrangements, if any, cannot be quantified. However, the Fund has not had claims or losses pursuant to these indemnification arrangements and expects the potential for a material loss to be remote.

HarbourVest Private Investments Fund

Notes to Consolidated Financial Statements (Continued)

September 30, 2025 (unaudited)

9.	Capital Share Transactions

The Fund offers three separate classes of shares designated as Class A, Class D and Class I. Each class of Shares is subject to different fees and expenses. Shares will generally be offered for purchase as of the first business day of each calendar month at the NAV per share on that day. Fractions of Shares will be issued up to one one-thousandth of a share.

No Shareholder will have the right to require the Fund to redeem Shares. With very limited exceptions, Shares are not transferable, and liquidity for investments in Shares may be provided only through periodic offers from the Fund to repurchase Shares from Shareholders.

To provide a limited degree of liquidity to Shareholders, at the sole discretion of the Board, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders.

The Adviser intends to recommend to the Board that, under normal market circumstances, the Fund conducts repurchase offers of no more than 5% of the Fund’s net assets on a quarterly basis. The Adviser currently expects to recommend to the Board that the Fund conducts its first repurchase offer following the second full quarter of Fund operations (or such earlier or later date as the Board may determine).

The following table summarizes the Capital Share transactions for the six months ended September 30, 2025:

For the Six Months Ended September 30, 2025 (unaudited)
	Shares		Dollar Amounts

Class I

Proceeds from shares issued	50,130,268	$	503,144,368

Reinvestment of distributions	-		-

Repurchase of shares	-		-

Net increase (decrease)	50,130,268	$	503,144,368

Class A

Proceeds from shares issued	-	$	-

Reinvestment of distributions	-		-

Repurchase of shares	-		-

Net increase (decrease)	-	$	-

Class D

Proceeds from shares issued	-	$	-

Reinvestment of distributions	-		-

Repurchase of shares	-		-

Net increase (decrease)	-	$	-

The Adviser intends to recommend to the Board, subject to the Board’s discretion, that the Fund offer a quarterly share repurchase program where the total aggregate amount of Share repurchases will be up to 5% of the Fund’s NAV each quarter. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund may repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion.

HarbourVest Private Investments Fund

Notes to Consolidated Financial Statements (Continued)

September 30, 2025 (unaudited)

10.	Dividend Reinvestment Plan

Pursuant to the dividend reinvestment plan (“DRIP”) established by the Fund, each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and all income and/or capital gain dividend distributions will automatically be reinvested in additional Shares unless such Shareholder specifically elects to receive all income and/or capital gain dividends in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 60 days prior to a distribution, the request will be effective only with respect to distributions after the 60-day period.

11.	Investment Transactions

For the six months ended September 30, 2025, purchases of investments, excluding short term investments, were $448,787,774. For the six months ended September 30, 2025, total proceeds received from distributions, sales, redemptions, or other disposition of investments were $20,926,029.

12.	Tax Information

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Permanent differences between book and tax basis are primarily attributable to the contribution of assets and write-off of net operating losses.

For the six months ended September 30, 2025, the following amounts were reclassified:

Paid-in capital	$(134,718,618)

Distributable earnings/(losses)	134,718,618

For the tax year ended September 30, 2025, the Fund’s tax components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income	$-

Accumulated capital and other losses	-

Undistributed long-term capital gains	-

Other temporary differences	(836,190)

Net tax appreciation (depreciation)	165,954,047

Total distributable earnings	$165,117,857

There were no distributions paid for the six months ended September 30, 2025.

As of September 30, 2025, the federal tax cost of investments and unrealized appreciation (depreciation) are as follows:

Gross unrealized appreciation	$168,162,504

Gross unrealized depreciation	(2,208,457)

Net unrealized appreciation (depreciation) on investments	$165,954,047

Tax cost of investments	$367,418,188

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to the contribution of assets and timing differences in recognizing certain gains and losses on partnership investments.

HarbourVest HPIF Delaware Blocker A did not record a provision for current income tax expense for the six months ended September 30, 2025. The deferred income tax is computed by applying the federal statutory income tax rate of 21% and estimated applicable state tax statutory rate of 8% to net investment income realized and unrealized gains (losses) on investments before taxes. As of September 30, 2025, HarbourVest Delaware Blocker A LLC has a deferred tax liability of $44,550.

For the six months ended September 30, 2025, the Fund did not incur any interest or penalties. The Fund did not have any unrecognized tax benefits as of September 30, 2025.

HarbourVest Private Investments Fund

Notes to Consolidated Financial Statements (Continued)

September 30, 2025 (unaudited)

13.	Market and Other Risk Factors

Risks of Private Investments Strategies. The Fund’s investment portfolio includes Direct Investments, Secondary Investments and Primary Partnership Investments (“Portfolio Funds”). The Portfolio Funds and special purpose vehicles that the Fund invests in will hold securities issued primarily by private companies. Operating results for private companies in a specified period may be difficult to determine. Such investments involve a high degree of business and financial risk that can result in substantial losses.

Less information may be available with respect to private company investments and such investments offer limited liquidity. Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, there is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest also may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. In addition, investments in private companies generally are in restricted securities that are not traded in public markets and subject to substantial holding periods. There can be no assurance that the Fund will be able to realize the value of such investments in a timely manner.

Private investments are subject to general market risks. Investments made in connection with acquisition transactions are subject to a variety of special risks, including the risk that the acquiring company has paid too much for the acquired business, the risk of unforeseen liabilities, the risks associated with new or unproven management or new business strategies and the risk that the acquired business will not be successfully integrated with existing businesses or produce the expected outcomes.

The Fund is subject to the risks of its Portfolio Funds. The Fund’s investments in Portfolio Funds are subject to a number of risks. Portfolio Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Although the Adviser seeks to receive detailed information from each Portfolio Fund regarding its business strategy and any performance history, in most cases the Adviser will have little or no means of independently verifying this information. In addition, Portfolio Funds may have little or no near-term cash flow available to distribute to investors, including the Fund.

Portfolio Fund interests are ordinarily valued based upon valuations provided by the manager or general partner of a Portfolio Fund (a “Portfolio Fund Manager”), which may be received on a delayed basis. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Fund Managers. The Adviser reviews and performs due diligence on the valuation procedures used by each Portfolio Fund Manager and monitors the returns provided by the Portfolio Funds. However, neither the Adviser nor the Board is able to confirm the accuracy of valuations provided by Portfolio Fund Managers.

The Fund pays asset-based fees, and, in most cases, is subject to performance-based fees in respect of its interests in Portfolio Funds. Such fees and performance-based compensation are in addition to the Management Fee and Incentive Fee. In addition, performance-based fees charged by Portfolio Fund Managers may create incentives for the Portfolio Fund Managers to make risky investments, and may be payable by the Fund to a Portfolio Fund Manager based on a Portfolio Fund’s positive returns even if the Fund’s overall returns are negative. Moreover, a Shareholder in the Fund will indirectly bear a proportionate share of the fees and expenses of the Portfolio Funds, in addition to its proportionate share of the expenses of the Fund.

The Fund and the Portfolio Funds are subject to risks associated with market and economic downturns and movements. Investments made by the Fund may be materially affected by market, economic and political conditions in the United States and in the non-US jurisdictions in which its investments operate, including factors affecting interest rates, the availability of credit, currency exchange rates and trade barriers. These factors are outside the control of the Adviser and could adversely affect the liquidity and value of the Fund’s investments and reduce the ability of the Fund to make new investments.

HarbourVest Private Investments Fund

Notes to Consolidated Financial Statements (Continued)

September 30, 2025 (unaudited)

13.	Market and Other Risk Factors (continued)

Investments in the Fund will be primarily illiquid. An investment in the Fund, unlike an investment in a traditional listed closed-end fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. Unlike open-end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares will not be redeemable at a Shareholder’s option. Unlike stocks of listed closed-end funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future.

14.	Subsequent Events

The Fund has evaluated all events subsequent to September 30, 2025, through the date these financial statements were issued. Effective November 14, 2025, the Adviser contractually agreed to reduce its Management Fee to an annual rate of 0.00% through December 31, 2026. Additionally, the Adviser contractually agreed to renew the ELA through December 31, 2026. The Adviser may not terminate the ELA through its term.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s consolidated financial statements.

HarbourVest Private Investments Fund

Other Information

September 30, 2025 (unaudited)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 617-662-7100 or on the SEC website at sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund 617-662-7100 or by accessing the Fund’s Form N-PX on the SEC’s website at sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at sec.gov. or without charge and upon request by calling the Fund at 617-662-7100.

Board Approval of Investment Management Agreement

On February 4, 2025, the Board of Trustees (the “Board” or the “Trustees”) held meetings and approved the initial investment management agreement (the “Investment Management Agreement”) for the Fund. The Investment Management Agreement was approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to the Investment Management Agreement or any of their affiliates. In connection with the approval of the Investment Management Agreement, the Trustees reviewed written materials prepared by HarbourVest Registered Advisers L.P. (the “Adviser”) and received oral presentations from Adviser personnel. Before voting on the proposed Investment Management Agreement, the Trustees reviewed the Investment Management Agreement with representatives of the Adviser and with counsel to the Fund and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Investment Management Agreement. The Independent Trustees also met in executive session with their counsel to discuss the materials and their duties and responsibilities. A summary of the material factors evaluated by the Trustees in determining whether to approve the Investment Management Agreement is provided below.

Nature, Extent, and Quality of Services Provided by the Adviser

The Board considered the nature, extent and quality of services to be provided to the Fund by the Adviser and its affiliates under the Investment Management Agreement, and the resources to be dedicated to the Fund by the Adviser and its affiliates. The Board considered, among other things, the Adviser’s ability to attract, motivate and retain highly qualified portfolio management, compliance and administrative team members, and noted the background and experience of these individuals. The Board noted that the Adviser referred to the long-term continuity of its key personnel and continued ability to recruit highly qualified employees as important to its ability to continue to provide services at historical levels.

The Board also considered the professional experience and qualifications of the senior personnel of the Adviser, which included consideration of the Adviser’s experience with funds pursuing strategies similar to those proposed to be pursued by the Fund. The Board noted that the Adviser would provide the Fund with investment research, advice, and supervision and continuously furnish an investment portfolio for the Fund consistent with the Fund’s investment objectives, policies and restrictions as set forth in the Fund’s prospectus. The Board considered the compliance programs of, and the compliance-related resources to be provided to the Fund by the Adviser and its affiliates and the resources to be dedicated by the Adviser and its affiliates to risk management, and considered the Adviser’s ability to provide management services to the Fund and coordinate the activities of the Fund’s other service providers.

HarbourVest Private Investments Fund

Other Information (Continued)

September 30, 2025 (unaudited)

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services to be provided to the Fund supported the approval of the Investment Management Agreement.

Investment Performance of the Fund and the Adviser

Because the Fund had not yet commenced operations as of the Meeting on February 4, 2025, the Board did not have meaningful investment performance to compare to the returns of a group of comparable funds. However, the Board expected to consider, in connection with their next review and consideration of the continuation of the Investment Management Agreement, the investment performance of the Fund in relation to the annualized return for various time periods against a group of comparable funds.

The Board considered the performance and reputation generally of the Adviser. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Adviser was sufficient, in light of other considerations, to warrant the approval of the Investment Management Agreement.

Management Fees, Incentive Fees and Other Expenses and the Costs of Services Provided and Profits Realized by the Adviser from the Relationship with the Fund

The Board considered the fees to be charged to the Fund under the Investment Management Agreement, as well as the total expenses expected to be incurred by the Fund. In assessing the reasonableness of the proposed fees under the Investment Management Agreement, the Board considered, among other information, the Fund’s proposed advisory fee and incentive fee on net profits and its expected total expense ratio as a percentage of average daily net assets. The Board also took into account the proposed advisory fee and incentive fee waiver and expense limitation arrangements that the Adviser would observe during the Fund’s first year, and the advisory fees, incentive fees and total expense ratios of comparable funds identified by the Adviser for purposes of expense comparison.

The Board also considered information about the advisory fees and incentive fees charged by the Adviser to private funds and separate accounts. In considering these fees, the Board took into account, among other things, the Adviser’s representations about the differences between managing a registered closed-end fund as compared to private funds and separate accounts, including differences in the services provided, differences in the risk profile of such business for the Adviser and the additional resources required to manage registered funds effectively. In evaluating the Fund’s advisory fee and incentive fee, the Board also took into account the expected demands, complexity and quality of the investment management of the Fund, including the diligence and monitoring of managers to the underlying funds in which the Fund will invest.

The Board considered the compensation directly or indirectly expected to be received by the Adviser and its affiliates in connection with their relationships with the Fund, including the Adviser’s financial condition and projected profitability. The Board also took note of the costs the Adviser and its affiliates were expected to incur in connection with the services provided and the expected profitability to the Adviser and its affiliates from their relationships with the Fund. The Board received and reviewed information regarding the financial condition of the Adviser.

The Board considered a description provided by management of the methodology and inputs used to estimate the Adviser’s projected profitability with respect to the Fund. The Board recognized that profitability may be affected by numerous factors including, among other things, management fee waiver and expense reimbursements by the Adviser, the types of strategies managed, costs of recruiting and retaining personnel, taxes, expense allocations and business mix.

After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the advisory fee and incentive fee rates and expenses of the Fund, in light of other considerations, including the expected costs of services provided and the expected profitability to the Adviser and its affiliates from their relationships with the Fund, warranted the approval of the Investment Management Agreement.

Economies of Scale

The Board considered the potential existence of economies of scale in the provision by the Adviser of services to the Fund and to the Adviser’s investment advisory clients as a whole, and whether those economies of scale were expected to be shared with the

HarbourVest Private Investments Fund

Other Information (Continued)

September 30, 2025 (unaudited)

Fund, such as through fee breakpoints, expense limitation arrangements or additional investments by the Adviser in portfolio management, compliance, technology, administration, and other resources. The Board considered that since the Fund’s management fee does not have breakpoints, the management fee would not create economies of scale as the Fund grows. The Board acknowledged that, unlike a fund that invests in liquid securities, the Fund must deploy its assets into additional negotiated deals as the Fund’s assets grow, which differs from a fund that invests in listed securities and can merely increase the size of its trades, thereby resulting in economies of scale. The Board determined to monitor the topic going forward.

In considering these matters, the Board also considered the costs of the services provided and the expected profitability, if any, to the Adviser and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that, as the Fund had not yet commenced operations, at present there were no economies of scale and it would be appropriate to defer consideration of the extent to which any economies of scale are shared with the Fund.

Other Benefits to the Adviser

The Board received and considered information regarding “fall-out” or ancillary benefits to be received by the Adviser and its affiliates as a result of their relationship with the Fund, such as the engagement of the Adviser and its affiliates to provide distribution services to the Fund. The Board was advised that the Adviser may obtain greater exposure to the public as a result of managing the Fund, which could lead to additional business opportunities, such as unregistered fund investments or separately managed account opportunities. The Adviser may also obtain economic benefit from its management of both the Fund and other funds or accounts with respect to the potential economic leverage of its service provider relationships. The Board recognized that the Adviser’s profitability would be somewhat lower without these benefits.

Consideration of Approval of Investment Management Agreement

The Independent Trustees reviewed and analyzed the 15(c) materials with the objective of determining, based on those materials and the information provided at the meeting, whether the approval of the Investment Management Agreement was in the best interests of the Fund and its shareholders in light of relevant factors, including those identified in the Gartenberg and Jones v. Harris cases. The Board was reminded that they owe a duty of care and a duty of loyalty to the Fund and are required to exercise reasonable business judgment in their assessment of the Investment Management Agreement. The Board was reminded that they should approve the Investment Management Agreement only if they are able to conclude, after reviewing all relevant information, that the compensation to be charged under the Investment Management Agreement with respect to the Fund bears a reasonable relationship to the services to be provided under the Investment Management Agreement and falls within the range of what could have been negotiated at arm’s length between the parties under similar circumstances.

Conclusion

The Board reviewed all of the above considerations in reaching their decisions to recommend for approval the proposed Investment Management Agreement. In their deliberations, the Board did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of counsel to the Fund and the counsel to the Independent Trustees, the Board, including the Independent Trustees, voting separately, unanimously approved the Investment Management Agreement.

Investment Adviser

HarbourVest Registered Advisers L.P.

One Lincoln Center, Suite 1700

Boston, MA 02111

Administrator and Custodian

State Street Bank and Trust Company

One Congress Street

Boston, MA 02114

Transfer Agent

State Street Bank Transfer Agency

1776 Heritage Drive

North Quincy, MA 02171

Distributor

Paralel Distributors LLC

1700 Broadway, Suite 1850

Denver, CO 80290

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

101 Seaport Boulevard

Boston, MA 02210

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5. Audit Committees of Listed Registrants.

(a)  Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)  Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Investments.

(a)  The Fund’s consolidated Schedule of Investments as of September 30, 2025, is included as part of the Report included in Item 1(a) of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)  Not applicable to the registrant.

(b)  Not applicable to the registrant.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable to the registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable to the registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable to the registrant.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Statement Regarding Basis for Approval of Investment Advisory Contract is included in the report to shareholders filed under Item 1(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

(a)  Not applicable to this Report.

(b)  Not applicable to this Report.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees during the period covered by this Form N-CSR filing.

Item 16. Controls and Procedures

(a) The Fund’s principal executive and principal financial officers have concluded, based on their evaluation of the Fund’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)  Not applicable.

(b)  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

(a)  Not applicable.

(b)  Not applicable.

Item 19. Exhibits

(a)(1) Not applicable to this Report.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)(1) The certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARBOURVEST PRIVATE INVESTMENTS FUND

By:	/s/ Monique Austin
Monique Austin
Chief Executive Officer, Principal Executive Officer & President

Date:	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Monique Austin
Monique Austin
Chief Executive Officer, Principal Executive Officer & President

Date:	December 5, 2025

By:	/s/ Peter Mahoney
Peter Mahoney
Chief Financial Officer & Principal Financial Officer

Date:	December 5, 2025